UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09-30-2006
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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Form 13F File Number: 28-05337
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                         Denver, CO              10-18-2006
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          114
                                         -----------

Form 13F Information Table Value Total:  $   120,063
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:           ITEM 3:        ITEM 4:         ITEM 5:   ITEM 6:       ITEM 7:    ITEM 8:
                                                 CUSIP          FAIR MARKET               INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS    NUMBER         VALUE           SHARES    DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------    ------         -----------     ------    ----------    --------   ---------
Exxon Mobil Corporation        COMMON STOCK      91927806       5,787,576        86,253     SOLE          SOLE        SOLE
Sabine Royalty Trust           COMMON STOCK      785688102      4,331,257        96,122     SOLE          SOLE        SOLE
Peabody Energy Corporation     COMMON STOCK                     4,314,110       117,295     SOLE          SOLE        SOLE
Procter & Gamble               COMMON STOCK      742718109      3,386,959        54,646     SOLE          SOLE        SOLE
Public Storage Inc.            COMMON STOCK                     3,113,698        36,210     SOLE          SOLE        SOLE
Nasdaq 100 Shares              COMMON STOCK                     2,839,687        69,857     SOLE          SOLE        SOLE
AllianceBernstein Holding LP   COMMON STOCK      18548107       2,797,889        40,555     SOLE          SOLE        SOLE
Cisco Systems                  COMMON STOCK      17275R102      2,714,513       118,125     SOLE          SOLE        SOLE
Bank of America Corp           COMMON STOCK                     2,680,643        50,040     SOLE          SOLE        SOLE
Goldman Sachs Group Inc        COMMON STOCK                     2,496,103        14,755     SOLE          SOLE        SOLE
Healthcare Realty Trust        COMMON STOCK      421946104      2,493,193        64,910     SOLE          SOLE        SOLE
U S Bancorp Del                COMMON STOCK                     2,291,815        68,989     SOLE          SOLE        SOLE
Expeditors Int'l               COMMON STOCK                     2,270,459        50,930     SOLE          SOLE        SOLE
Equity Office Pptys Tst        COMMON STOCK                     2,263,934        56,940     SOLE          SOLE        SOLE
United Technologies            COMMON STOCK      913017109      2,161,819        34,125     SOLE          SOLE        SOLE
Apache Corp                    COMMON STOCK                     2,016,649        31,909     SOLE          SOLE        SOLE
AT&T Inc.                      COMMON STOCK                     2,001,366        61,467     SOLE          SOLE        SOLE
AmeriGas Partners LP           COMMON STOCK      30975106       1,964,393        63,655     SOLE          SOLE        SOLE
Johnson & Johnson              COMMON STOCK      478160104      1,963,591        30,237     SOLE          SOLE        SOLE
Pepsico Inc.                   COMMON STOCK      997134101      1,943,443        29,780     SOLE          SOLE        SOLE
General Electric               COMMON STOCK      369604103      1,896,563        53,727     SOLE          SOLE        SOLE
Ishares Tr MSCI EAFE Fd        COMMON STOCK                     1,876,065        27,691     SOLE          SOLE        SOLE
Wells Fargo                    COMMON STOCK      949746101      1,765,150        48,788     SOLE          SOLE        SOLE
Altria Group                   COMMON STOCK                     1,726,815        22,558     SOLE          SOLE        SOLE
Devon Energy Corp New          COMMON STOCK                     1,709,471        27,070     SOLE          SOLE        SOLE
Apartment Invt & Mgmt A        COMMON STOCK      03748R101      1,638,067        30,106     SOLE          SOLE        SOLE
HSBC Hldgs Plc Adr New         COMMON STOCK                     1,579,808        17,260     SOLE          SOLE        SOLE
Hospitality Pptys TRUST        COMMON STOCK                     1,570,580        33,275     SOLE          SOLE        SOLE
Chevron Corp                   COMMON STOCK      166741100      1,518,373        23,410     SOLE          SOLE        SOLE
BHP Billiton                   COMMON STOCK      88606108       1,505,541        39,745     SOLE          SOLE        SOLE
FPL Group                      COMMON STOCK                     1,362,150        30,270     SOLE          SOLE        SOLE
Anadarko Petroleum             COMMON STOCK      32511107       1,331,555        30,380     SOLE          SOLE        SOLE
Buckeye Partners LP            COMMON STOCK                     1,318,464        30,240     SOLE          SOLE        SOLE
Plum Creek Timber Co           COMMON STOCK      729251108      1,294,201        38,020     SOLE          SOLE        SOLE
XTO Energy Inc                 COMMON STOCK                     1,282,437        30,440     SOLE          SOLE        SOLE
Sherwin Williams               COMMON STOCK                     1,201,613        21,542     SOLE          SOLE        SOLE
Citigroup Inc.                 COMMON STOCK      172967101      1,157,659        23,307     SOLE          SOLE        SOLE
Sector Spdr Health Fund        COMMON STOCK                     1,136,691        34,248     SOLE          SOLE        SOLE
San Juan Basin Royal Tr        COMMON STOCK      798241105      1,120,704        31,730     SOLE          SOLE        SOLE
Xcel Energy Inc                COMMON STOCK                     1,107,418        53,628     SOLE          SOLE        SOLE
Quest Diagnostic Inc           COMMON STOCK                     1,104,244        18,055     SOLE          SOLE        SOLE
Microsoft Corporation          COMMON STOCK      594918104      1,072,804        39,225     SOLE          SOLE        SOLE
Duke Energy                    COMMON STOCK      264399106      1,026,800        34,000     SOLE          SOLE        SOLE
BP PLC                         COMMON STOCK      55622104         975,765        14,879     SOLE          SOLE        SOLE
Waste Management Inc Del       COMMON STOCK                       955,147        26,040     SOLE          SOLE        SOLE
Clorox Co.                     COMMON STOCK                       938,448        14,896     SOLE          SOLE        SOLE
General Mills Inc.             COMMON STOCK      370334104        916,637        16,195     SOLE          SOLE        SOLE
Southern Company               COMMON STOCK      842587107        902,852        26,200     SOLE          SOLE        SOLE
Target Corp                    COMMON STOCK      872540109        875,160        15,840     SOLE          SOLE        SOLE
Abbott Laboratories            COMMON STOCK      2824100          851,888        17,543     SOLE          SOLE        SOLE
General Dynamics Corp          COMMON STOCK                       778,695        10,865     SOLE          SOLE        SOLE
Walgreen Company               COMMON STOCK      931422109        765,062        17,235     SOLE          SOLE        SOLE
Bristol-Myers Squibb           COMMON STOCK      110122108        734,483        29,474     SOLE          SOLE        SOLE
Wal Mart Stores Inc.           COMMON STOCK                       726,977        14,740     SOLE          SOLE        SOLE
3M Company                     COMMON STOCK      604059105        711,753         9,564     SOLE          SOLE        SOLE
Enerplus Res FD                COMMON STOCK                       708,838        14,095     SOLE          SOLE        SOLE
Alcoa Inc.                     COMMON STOCK      13817101         703,383        25,085     SOLE          SOLE        SOLE
Ingersoll Rand                 COMMON STOCK                       692,565        18,235     SOLE          SOLE        SOLE
Keycorp Inc New                COMMON STOCK                       681,408        18,200     SOLE          SOLE        SOLE
Verizon Communications         COMMON STOCK      92343V104        674,392        18,163     SOLE          SOLE        SOLE
EOG Resources                  COMMON STOCK      293562104        660,908        10,160     SOLE          SOLE        SOLE
Biotech Holders TRUST          COMMON STOCK                       646,975         3,500     SOLE          SOLE        SOLE
Questar Corporation            COMMON STOCK                       637,234         7,793     SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd           COMMON STOCK                       629,443       243,000     SOLE          SOLE        SOLE
Emerson Electric Company       COMMON STOCK      291011104        629,369         7,505     SOLE          SOLE        SOLE
Zimmer Holdings Inc            COMMON STOCK      98956P102        620,933         9,199     SOLE          SOLE        SOLE
UnitedHealth Group             COMMON STOCK      910581107        609,588        12,390     SOLE          SOLE        SOLE
Ecolab Inc                     COMMON STOCK                       564,582        13,185     SOLE          SOLE        SOLE
Hewlett Packard Company        COMMON STOCK      428236103        556,404        15,165     SOLE          SOLE        SOLE
Pfizer Incorporated            COMMON STOCK      717081103        528,914        18,650     SOLE          SOLE        SOLE
Intel Corporation              COMMON STOCK      458140100        517,891        25,177     SOLE          SOLE        SOLE
Sector Spdr Engy Select        COMMON STOCK                       496,925         9,297     SOLE          SOLE        SOLE
Stryker Corp                   COMMON STOCK                       481,271         9,705     SOLE          SOLE        SOLE
Medtronic Inc.                 COMMON STOCK      585055106        478,796        10,310     SOLE          SOLE        SOLE
Caterpillar Inc.               COMMON STOCK      149123101        456,652         6,940     SOLE          SOLE        SOLE
Vodafone Group New ADR         COMMON STOCK                       429,677        18,796     SOLE          SOLE        SOLE
Walt Disney                    COMMON STOCK      254687106        416,729        13,482     SOLE          SOLE        SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                       403,503         5,469     SOLE          SOLE        SOLE
Noble Corporation              COMMON STOCK                       403,371         6,285     SOLE          SOLE        SOLE
Polaris Industries             COMMON STOCK      731068102        397,303         9,655     SOLE          SOLE        SOLE
Sector Spdr Materials Fd       COMMON STOCK                       377,845        11,942     SOLE          SOLE        SOLE
Schlumberger Ltd.              COMMON STOCK      80685718001      373,669         6,024     SOLE          SOLE        SOLE
Home Depot                     COMMON STOCK      437076102        366,037        10,092     SOLE          SOLE        SOLE
Coca-Cola Co.                  COMMON STOCK      191216100        338,317         7,572     SOLE          SOLE        SOLE
Ishares Msci Jpn Idx Fd        COMMON STOCK                       331,080        24,452     SOLE          SOLE        SOLE
American Express Company       COMMON STOCK      25816109         325,264         5,800     SOLE          SOLE        SOLE
Merck & Co.                    COMMON STOCK      58933107         323,678         7,725     SOLE          SOLE        SOLE
Jacobs Engineering Group       COMMON STOCK                       322,834         4,320     SOLE          SOLE        SOLE
Forest Laboratories Inc.       COMMON STOCK      345838106        318,843         6,300     SOLE          SOLE        SOLE
I Shares Tr DJ US Utils        COMMON STOCK                       306,656         3,700     SOLE          SOLE        SOLE
BJ Services                    COMMON STOCK      55482103         288,193         9,565     SOLE          SOLE        SOLE
Nabors Industries Ltd          COMMON STOCK                       286,493         9,630     SOLE          SOLE        SOLE
American Intl Group Inc.       COMMON STOCK      26874107         273,654         4,130     SOLE          SOLE        SOLE
Bard C R Incorporated          COMMON STOCK                       266,625         3,555     SOLE          SOLE        SOLE
First Data Corporation         COMMON STOCK                       262,500         6,250     SOLE          SOLE        SOLE
IBM                            COMMON STOCK      459200101        258,685         3,157     SOLE          SOLE        SOLE
Barrick Gold                   COMMON STOCK                       245,760         8,000     SOLE          SOLE        SOLE
Ultra Petroleum Corp           COMMON STOCK                       240,550         5,000     SOLE          SOLE        SOLE
Wilmington Trust Corp          COMMON STOCK      915298103        231,660         5,200     SOLE          SOLE        SOLE
Costco Companies Inc           COMMON STOCK                       225,299         4,535     SOLE          SOLE        SOLE
McGraw Hill Cos Inc            COMMON STOCK                       225,156         3,880     SOLE          SOLE        SOLE
WP Carey & Co LLC              COMMON STOCK                       224,207         8,150     SOLE          SOLE        SOLE
Starbuck's                     COMMON STOCK      8552441          224,117         6,582     SOLE          SOLE        SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                       218,913         8,330     SOLE          SOLE        SOLE
Johnson Controls Inc           COMMON STOCK                       218,807         3,050     SOLE          SOLE        SOLE
Dell Computer Corp             COMMON STOCK      247025109        204,761         8,965     SOLE          SOLE        SOLE
Cree Inc                       COMMON STOCK                       201,100        10,000     SOLE          SOLE        SOLE
Google Inc Class A             COMMON STOCK                       200,950           500     SOLE          SOLE        SOLE
Applied Micro Circuits         COMMON STOCK                        29,779        10,340     SOLE          SOLE        SOLE
M R V Communications Inc       COMMON STOCK                        27,821        10,080     SOLE          SOLE        SOLE
Avanex Corp                    COMMON STOCK                        22,585        13,055     SOLE          SOLE        SOLE
Galaxy Energy Corp             COMMON STOCK                         5,280        16,000     SOLE          SOLE        SOLE
Ben Ezra Weinstein New         COMMON STOCK                            25        50,000     SOLE          SOLE        SOLE
Pacer Energy                   COMMON STOCK                             0        35,000     SOLE          SOLE        SOLE